EQUITY (Details 1) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Past Employee Stock And Incentived Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of equivalent stock units approved for grants under the plan	70
Share based compensation vesting period	1 to 4 years
Share based compensation expiration period	seven
Long Term Equity Based Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation vesting period	1 to 4 years
Share based compensation expiration period	ten